Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)		$ 85,723	$ 2,598	$ (29,112)
Other components of comprehensive income (loss), net of tax:
Change in fair value of derivatives, net of deferred tax	[1],[2]	(530)	3,926	5,036
Reclassification from other comprehensive loss into earnings due to termination of derivative liabilities, net of deferred tax		0	0	(10)	[1],[3]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1],[4]	3,717	1,239	729
Comprehensive income (loss)		$ 88,910	$ 7,763	$ (23,357)

[1]	See Note 11 to Notes to Consolidated Financial Statements
[2]	The associated deferred tax benefit for the year ended December 31, 2018 was $0.7 million. The associated deferred tax expense was $0.6 million and $0.7 million for the years ended December 31, 2017 and 2016, respectively.
[3]	The associated deferred tax benefit was $1,000 for the year ended December 31, 2016.
[4]	The associated deferred tax expense was $0.3 million, $0.2 million and $0.1 million for the years ended December 31, 2018, 2017 and 2016, respectively.